Post-employee benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) $ in Millions	Jan. 15, 2016 plan	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
Employee Benefits [Abstract]
Number of defined benefit plans retained during sale of subsidiaries | plan	2
Plan deficit
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations		$ (24,873)	$ (26,057)	$ (22,537)
Fair value of plan assets		23,358	24,244	20,843
Plan surplus (deficit)		(1,515)	(1,813)	(1,694)
Plan deficit | FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations		(22,765)	(23,746)	(20,249)
Fair value of plan assets		23,018	23,894	20,520
Plan surplus (deficit)		253	148	271
Plan deficit | PARTIALLY FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations		(1,816)	(1,976)	(1,995)
Fair value of plan assets		340	350	323
Plan surplus (deficit)		(1,476)	(1,626)	(1,672)
Plan deficit | UNFUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations		(292)	(335)	(293)
Fair value of plan assets		0	0	0
Plan surplus (deficit)		$ (292)	$ (335)	$ (293)